Schedule of Future Minimum Lease Payments Received from Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leases And Operating Leases [Line Items]
Future capital lease payments receivable within one year of the balance sheet date on nonoperating leases	$ 34
Future capital lease payments receivable within the second year from the balance sheet date on nonoperating leases	46
Future capital lease payments receivable within the third year from the balance sheet date on nonoperating leases	114
Future capital lease payments receivable within the fourth year from the balance sheet date on nonoperating leases	38
Future capital lease payments receivable within the fifth year from the balance sheet date on nonoperating leases	56
Future capital lease payments receivable after the fifth year from the balance sheet date on nonoperating leases	797
Future capital lease payments receivable on nonoperating leases	1,085	1,311
Future operating lease payments receivable within one year of the balance sheet date	197
Future operating lease payments receivable within the second year from the balance sheet date	170
Future operating lease payments receivable within the third year from the balance sheet date	142
Future operating lease payments receivable within the fourth year from the balance sheet date	50
Future operating lease payments receivable within the fifth year from the balance sheet date	23
Future operating lease payments receivable after the fifth year from the balance sheet date	19
Future operating lease payments receivable	$ 601